Shareholder Report, Holdings (Details)	Aug. 31, 2025
PGIM MUNI HIGH INCOME FUND - CLASS A [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
PGIM MUNI HIGH INCOME FUND - CLASS A [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
PGIM MUNI HIGH INCOME FUND - CLASS C [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
PGIM MUNI HIGH INCOME FUND - CLASS Z [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member]
Holdings [Line Items]
Percent of Total Investments	100.00%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | AAA [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | AA [Member]
Holdings [Line Items]
Percent of Total Investments	16.00%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | A [Member]
Holdings [Line Items]
Percent of Total Investments	13.90%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | BBB [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | BB [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | B [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | Not Rated [Member]
Holdings [Line Items]
Percent of Total Investments	40.20%
PGIM MUNI HIGH INCOME FUND - CLASS R6 [Member] | Cash/Cash Equivalents [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%